STOCKHOLDERS' EQUITY - Stock-based compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation expense
Total share-based compensation expense	$ 170,557	$ 214,916	$ 345,294	$ 465,975	$ 953,019	$ 1,236,274
Research and development
Share-based compensation expense
Total share-based compensation expense	65,399	91,051	141,810	215,088	432,083	466,517
General and administrative
Share-based compensation expense
Total share-based compensation expense	$ 105,158	$ 123,865	$ 203,484	$ 250,887	520,936	769,757
Restricted stock units
Share-based compensation expense
Total share-based compensation expense					483,939	729,003
Stock options
Share-based compensation expense
Total share-based compensation expense					$ 469,080	$ 507,271